Hedging Instruments - Summary of Forward Foreign Currency Contracts (Details) - Forward Foreign Currency Contracts € in Thousands	Dec. 31, 2024 EUR (€) Rate	Dec. 31, 2023 EUR (€) Rate	Dec. 31, 2022 EUR (€)
Disclosure of detailed information about hedged items [line items]
Notional amount | €	€ 970,000	€ 470,000	€ 235,000
Weighted average forward price (EUR/USD) | Rate	1.1	1.09
Less than 12 months
Disclosure of detailed information about hedged items [line items]
Notional amount | €	€ 470,000	€ 470,000
Weighted average forward price (EUR/USD) | Rate	1.1	1.09
Greater than 12 months
Disclosure of detailed information about hedged items [line items]
Notional amount | €	€ 500,000
Weighted average forward price (EUR/USD) | Rate	1.1